Eaton Vance

Short Duration Strategic Income Fund

July 31, 2020 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2020, the Fund owned, 5.0% of Emerging Markets Local Income Portfolio’s outstanding interests, 8.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 93.9% of Global Opportunities Portfolio’s outstanding interests and 1.3% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2020 is set forth below.

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Emerging Markets Local Income Portfolio (identified cost, $60,068,151)		$63,081,323	3.8%

Global Macro Absolute Return Advantage Portfolio (identified cost, $248,722,237)		243,709,056	14.8

Global Opportunities Portfolio (identified cost, $1,287,540,788)		1,206,855,629	73.5

Senior Debt Portfolio (identified cost, $72,106,908)		74,662,567	4.5

Total Investment in Affiliated Portfolio (identified cost $1,668,438,084)		$1,588,308,575	96.6%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,379,986	$55,250,679	3.4%

Total Investments in Affiliated Investment Funds (identified cost $60,587,449)		$55,250,679	3.4%

Total Investments (identified cost $1,729,025,533)		$1,643,559,254	100.0%

Other Assets, Less Liabilities		$(400,169)	(0.0	)%(1)

Net Assets		$1,643,159,085	100.0%

(1)	Amount is less than (0.05)%.

1

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $55,250,679, which represents 3.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$63,258,733	$3,735,006	$(10,000,000)	$(493,033)	$(1,250,027)	$55,250,679	$3,735,006	6,379,986

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$1,588,308,575	$—	$—	$1,588,308,575
Investments in Affiliated Investment Funds	55,250,679	—	—	55,250,679
Total Investments	$1,643,559,254	$—	$—	$1,643,559,254

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at July 31, 2020 is available by calling Eaton Vance at 1-800-262-1122 or in EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

2

Global Opportunities Portfolio

July 31, 2020

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 10.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$101,528	$118,895
Series 4273, Class SP, 11.544%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	887,206
Series 4407, Class LN, 8.922%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	89,279	89,698
Series 4637, Class CU, 3.00%, 8/15/44	9,458,950	9,655,854
Series 4677, Class SB, 15.316%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	453,201	458,020
Series 4774, Class QD, 4.50%, 1/15/43	8,339,925	8,532,388
Interest Only:(2)
Series 2631, Class DS, 6.925%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	1,739,269	262,407
Series 2953, Class LS, 6.525%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,065,813	65,216
Series 2956, Class SL, 6.825%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	980,759	236,791
Series 3114, Class TS, 6.475%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	3,048,289	497,673
Series 3153, Class JI, 6.435%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,329,890	504,504
Series 3745, Class SA, 6.575%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	115,952	624
Series 3973, Class SG, 6.475%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	653,793	13,096
Series 4007, Class JI, 4.00%, 2/15/42	1,888,599	183,297
Series 4050, Class IB, 3.50%, 5/15/41	9,096,148	369,433
Series 4067, Class JI, 3.50%, 6/15/27	6,045,650	421,540
Series 4070, Class S, 5.925%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	12,241,130	1,888,728
Series 4095, Class HS, 5.925%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	3,273,052	392,846
Series 4109, Class ES, 5.975%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	87,314	23,162
Series 4109, Class SA, 6.025%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	4,836,095	766,763
Series 4149, Class S, 6.075%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	3,560,047	608,506
Series 4163, Class GS, 6.025%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	2,834,281	492,228
Series 4169, Class AS, 6.075%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	4,083,890	797,424
Series 4180, Class GI, 3.50%, 8/15/26	2,335,546	97,840
Series 4188, Class AI, 3.50%, 4/15/28	4,993,556	324,950
Series 4189, Class SQ, 5.975%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	4,219,497	328,038
Series 4203, Class QS, 6.075%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	2,705,755	531,513
Series 4212, Class SA, 6.025%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	3,232,399	37,610
Series 4323, Class CI, 4.00%, 3/15/40	4,036,387	73,257
Series 4332, Class IK, 4.00%, 4/15/44	1,999,887	211,758
Series 4332, Class KI, 4.00%, 9/15/43	1,671,469	72,105
Series 4343, Class PI, 4.00%, 5/15/44	4,202,982	469,373
Series 4370, Class IO, 3.50%, 9/15/41	2,294,269	80,531
Series 4381, Class SK, 5.975%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	4,205,924	469,076
Series 4388, Class MS, 5.925%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	5,227,806	847,096
Series 4408, Class IP, 3.50%, 4/15/44	6,396,698	401,569
Series 4452, Class SP, 6.025%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	6,949,817	346,260
Series 4497, Class CS, 6.025%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	12,760,338	1,041,369
Series 4507, Class MI, 3.50%, 8/15/44	7,224,640	225,313
Series 4507, Class SJ, 6.005%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	8,593,355	1,637,382
Series 4520, Class PI, 4.00%, 8/15/45	23,368,693	1,925,868
Series 4526, Class PI, 3.50%, 1/15/42	3,966,743	100,818
Series 4528, Class BS, 5.975%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	6,892,345	740,167

Security	Principal Amount	Value
Series 4629, Class QI, 3.50%, 11/15/46	$8,377,642	$443,113
Series 4637, Class IP, 3.50%, 4/15/44	3,408,642	101,714
Series 4644, Class TI, 3.50%, 1/15/45	7,117,273	306,642
Series 4653, Class PI, 3.50%, 7/15/44	2,614,563	37,841
Series 4667, Class PI, 3.50%, 5/15/42	14,723,430	341,397
Series 4672, Class LI, 3.50%, 1/15/43	6,925,270	172,846
Series 4744, Class IO, 4.00%, 11/15/47	6,236,729	537,509
Series 4749, Class IL, 4.00%, 12/15/47	4,825,504	424,874
Series 4767, Class IM, 4.00%, 5/15/45	7,907,810	196,540
Series 4768, Class IO, 4.00%, 3/15/48	6,038,667	553,604
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,508,154	1,378,103
Series 4478, Class PO, 0.00%, 5/15/45	2,452,595	2,337,656

		$44,060,031

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$151,126	$164,574
Series 1994-42, Class K, 6.50%, 4/25/24	97,169	105,278
Series 2009-62, Class WA, 5.569%, 8/25/39(4)	1,430,452	1,592,522
Series 2013-6, Class TA, 1.50%, 1/25/43	1,716,771	1,722,845
Series 2017-66, Class ZJ, 3.00%, 9/25/57	2,475,731	2,474,567
Series 2017-76, Class Z, 3.00%, 10/25/57	1,175,368	1,174,829
Series 2019-50, Class NZ, 3.50%, 9/25/49	1,938,207	1,938,378
Series 2019-54, Class Z, 3.50%, 9/25/49	1,163,386	1,162,910
Series 2019-64, Class ZN, 3.50%, 11/25/49	6,283,789	6,293,745
Interest Only:(2)
Series 2004-46, Class SI, 5.828%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	2,689,981	469,359
Series 2005-17, Class SA, 6.528%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	1,870,342	451,810
Series 2005-71, Class SA, 6.578%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	981,709	77,642
Series 2005-105, Class S, 6.528%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,588,445	382,344
Series 2006-44, Class IS, 6.428%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,357,027	323,575
Series 2006-65, Class PS, 7.048%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,365,449	356,596
Series 2006-96, Class SN, 7.028%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,714,483	375,503
Series 2006-104, Class SD, 6.468%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,368,476	314,891
Series 2006-104, Class SE, 6.458%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	912,317	209,588
Series 2007-50, Class LS, 6.278%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,244,687	497,970
Series 2008-26, Class SA, 6.028%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,528,726	570,733
Series 2008-61, Class S, 5.928%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	4,336,162	857,884
Series 2010-124, Class SJ, 5.878%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	884,875	22,832
Series 2010-135, Class SD, 5.828%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	2,230,013	81,126
Series 2011-101, Class IC, 3.50%, 10/25/26	2,959,554	184,674
Series 2011-101, Class IE, 3.50%, 10/25/26	2,157,204	133,591
Series 2011-104, Class IM, 3.50%, 10/25/26	3,708,398	238,847
Series 2012-24, Class S, 5.328%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	1,092,322	27,822
Series 2012-52, Class DI, 3.50%, 5/25/27	5,960,183	423,164
Series 2012-56, Class SU, 6.578%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	121,147	1,078
Series 2012-63, Class EI, 3.50%, 8/25/40	5,247,964	67,547
Series 2012-73, Class MS, 5.878%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	2,293,677	29,806
Series 2012-76, Class GS, 5.878%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	2,004,490	47,593
Series 2012-86, Class CS, 5.928%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	1,341,948	23,519
Series 2012-94, Class KS, 6.478%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	8,260,124	399,832
Series 2012-94, Class SL, 6.528%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	6,195,093	302,147
Series 2012-97, Class PS, 5.978%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	7,121,304	460,119
Series 2012-103, Class GS, 5.928%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	2,947,368	47,630

Security	Principal Amount	Value
Series 2012-112, Class SB, 5.978%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	$5,971,697	$256,319
Series 2012-124, Class IO, 2.30%, 11/25/42(4)	6,243,426	314,007
Series 2012-139, Class LS, 5.979%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	5,962,258	1,073,004
Series 2012-147, Class SA, 5.928%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	7,367,872	1,342,406
Series 2012-150, Class PS, 5.978%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	6,211,881	1,258,531
Series 2012-150, Class SK, 5.978%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,628,416	1,748,128
Series 2013-11, Class IO, 4.00%, 1/25/43	17,647,126	2,972,538
Series 2013-12, Class SP, 5.478%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	2,275,606	161,775
Series 2013-15, Class DS, 6.028%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	7,161,619	1,398,516
Series 2013-23, Class CS, 6.078%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	3,793,862	766,760
Series 2013-54, Class HS, 6.128%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	3,918,600	285,393
Series 2013-64, Class PS, 6.078%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	4,043,837	685,062
Series 2013-66, Class JI, 3.00%, 7/25/43	8,488,311	840,118
Series 2013-75, Class SC, 6.078%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	8,428,592	912,206
Series 2014-29, Class IG, 3.50%, 6/25/43	1,971,321	74,650
Series 2014-32, Class EI, 4.00%, 6/25/44	2,322,716	266,616
Series 2014-41, Class SA, 5.878%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	5,035,870	955,906
Series 2014-43, Class PS, 5.928%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	5,051,719	682,573
Series 2014-55, Class IN, 3.50%, 7/25/44	6,703,381	640,153
Series 2014-64, Class BI, 3.50%, 3/25/44	2,062,871	101,732
Series 2014-67, Class IH, 4.00%, 10/25/44	4,355,767	499,081
Series 2014-80, Class CI, 3.50%, 12/25/44	3,998,928	378,352
Series 2014-89, Class IO, 3.50%, 1/25/45	6,389,402	442,663
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	21,932,474	256,415
Series 2015-14, Class KI, 3.00%, 3/25/45	8,837,489	731,874
Series 2015-17, Class SA, 6.028%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	6,181,104	396,286
Series 2015-22, Class GI, 3.50%, 4/25/45	3,891,365	377,557
Series 2015-31, Class SG, 5.928%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	10,114,803	1,226,172
Series 2015-36, Class IL, 3.00%, 6/25/45	4,826,159	380,199
Series 2015-52, Class MI, 3.50%, 7/25/45	11,236,542	1,047,414
Series 2015-93, Class BS, 5.978%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	6,843,232	834,964
Series 2017-46, Class NI, 3.00%, 8/25/42	8,876,412	167,431
Series 2018-21, Class IO, 3.00%, 4/25/48	16,895,015	1,108,913

		$48,592,584

Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$623,350	$627,461
Series 2017-115, Class ZA, 3.00%, 7/20/47	901,798	903,543
Series 2019-110, Class ZD, 3.50%, 9/20/49	9,871,307	9,886,071
Series 2019-117, Class Z, 3.50%, 9/20/49	1,196,385	1,211,383
Series 2019-123, Class Z, 5.00%, 10/20/49	6,332,374	6,333,185
Series 2019-158, Class ZJ, 3.50%, 12/20/49	17,040,088	17,093,327
Interest Only:(2)
Series 2014-68, Class KI, 2.417%, 10/20/42(4)	6,246,443	278,097
Series 2017-104, Class SD, 6.013%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	11,927,687	1,994,450
Series 2017-121, Class DS, 4.313%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	9,077,057	979,776
Series 2017-137, Class AS, 4.313%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	13,285,069	1,341,222

		$40,648,515

Total Collateralized Mortgage Obligations (identified cost $198,105,177)		$133,301,130

Mortgage Pass-Throughs — 14.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.825%, (COF + 1.25%), with maturity at 2035(5)	$341,320	$345,705
3.00%, with maturity at 2050	34,415,600	36,519,371
4.362%, (COF + 1.25%), with maturity at 2030(5)	115,758	121,158
7.00%, with various maturities to 2036	1,239,774	1,407,714
8.00%, with maturity at 2026	71,036	76,565

		$38,470,513

Federal National Mortgage Association:
30-Year, 2.50%, TBA(6)	$50,000,000	$52,353,517
3.00%, with maturity at 2050	9,886,985	10,482,091
3.426%, (COF + 1.25%), with maturity at 2035(5)	221,959	226,170
3.966%, (COF + 1.77%), with maturity at 2035(5)	819,791	852,228
6.00%, with maturity at 2032	291,657	338,816
6.50%, with maturity at 2036	639,383	726,945
7.00%, with various maturities to 2037	535,597	607,922
8.50%, with maturity at 2032	156,762	184,006
9.50%, with maturity at 2028	64,616	72,203

		$65,843,898

Government National Mortgage Association:
3.00%, with maturity at 2050	$80,000,000	$84,792,200

		$84,792,200

Total Mortgage Pass-Throughs (identified cost $188,060,083)		$189,106,611

Commercial Mortgage-Backed Securities — 1.2%

Security	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.706%, 9/15/47(4)(7)	$3,430,000	$2,111,225
Series 2014-C25, Class D, 4.093%, 11/15/47(4)(7)	8,045,000	5,476,163
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.498%, 8/15/46(4)(7)	5,000,000	2,036,453
Series 2016-C32, Class D, 3.396%, 12/15/49(4)(7)	1,699,000	1,089,402
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	4,161,522

Total Commercial Mortgage-Backed Securities (identified cost $24,422,175)		$14,874,765

Asset-Backed Securities — 13.9%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 6.272%, (3 mo. USD LIBOR + 6.00%), 7/20/31(7)(8)	$2,000,000	$1,695,181
Allegany Park CLO, Ltd.
Series 2019-1A, Class D, 3.972%, (3 mo. USD LIBOR + 3.70%), 1/20/33(7)(8)	3,700,000	3,604,474

Security	Principal Amount	Value
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.185%, (3 mo. USD LIBOR + 6.91%), 1/15/32(7)(8)	$3,000,000	$2,564,702
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.628%, (3 mo. USD LIBOR + 6.18%), 11/10/30(7)(8)	2,000,000	1,469,053
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 6.625%, (3 mo. USD LIBOR + 6.35%), 1/15/29(7)(8)	1,000,000	875,752
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.242%, (3 mo. USD LIBOR + 5.85%), 5/15/30(7)(8)	4,000,000	3,456,930
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.975%, (3 mo. USD LIBOR + 5.70%), 7/15/30(7)(8)	3,000,000	2,583,255
Babson CLO, Ltd.
Series 2016-1A, Class ER, 6.256%, (3 mo. USD LIBOR + 6.00%), 7/23/30(7)(8)	2,000,000	1,573,825
Series 2018-1A, Class D, 5.775%, (3 mo. USD LIBOR + 5.50%), 4/15/31(7)(8)	5,000,000	4,003,399
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 6.595%, (3 mo. USD LIBOR + 6.35%), 7/25/30(7)(8)	2,250,000	1,882,454
Series 2018-1A, Class E, 5.606%, (3 mo. USD LIBOR + 5.35%), 4/23/31(7)(8)	3,500,000	2,769,532
Barings CLO, Ltd.
Series 2017-1A, Class E, 6.272%, (3 mo. USD LIBOR + 6.00%), 7/18/29(7)(8)	2,900,000	2,517,439
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class D, 6.222%, (3 mo. USD LIBOR + 5.95%), 4/20/31(7)(8)	3,000,000	2,439,176
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 5.872%, (3 mo. USD LIBOR + 5.60%), 1/20/31(7)(8)	5,000,000	3,844,055
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class E, 5.622%, (3 mo. USD LIBOR + 5.35%), 4/20/31(7)(8)	3,000,000	2,388,544
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class D, 4.075%, (3 mo. USD LIBOR + 3.80%), 1/15/33(7)(8)	1,500,000	1,444,322
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 6.973%, (3 mo. USD LIBOR + 6.70%), 1/17/32(7)(8)	2,000,000	1,764,896
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 5.918%, (3 mo. USD LIBOR + 5.65%), 4/30/31(7)(8)	3,000,000	2,480,958
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 5.672%, (3 mo. USD LIBOR + 5.40%), 4/20/31(7)(8)	2,000,000	1,487,217
Series 2016-3A, Class ER, 6.342%, (3 mo. USD LIBOR + 5.95%), 11/15/30(7)(8)	1,000,000	768,492
Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 5.95%), 7/30/30(7)(8)	750,000	599,659
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 6.025%, (3 mo. USD LIBOR + 5.75%), 7/15/31(7)(8)	4,000,000	3,254,275
Series 2016-2A, Class ER, 6.275%, (3 mo. USD LIBOR + 6.00%), 10/15/31(7)(8)	1,000,000	838,864
Series 2017-1A, Class E, 6.525%, (3 mo. USD LIBOR + 6.25%), 7/15/30(7)(8)	1,000,000	856,446
Series 2018-1A, Class E, 6.025%, (3 mo. USD LIBOR + 5.75%), 7/15/31(7)(8)	2,000,000	1,637,589
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(7)(8)	1,000,000	712,599
Series 2014-3RA, Class D, 5.645%, (3 mo. USD LIBOR + 5.40%), 7/27/31(7)(8)	2,000,000	1,489,389
Series 2014-4RA, Class D, 5.925%, (3 mo. USD LIBOR + 5.65%), 7/15/30(7)(8)	3,000,000	2,229,905
Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(7)(8)	3,500,000	2,699,446
Series C17A, Class DR, 6.268%, (3 mo. USD LIBOR + 6.00%), 4/30/31(7)(8)	3,000,000	2,424,431
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 6.872%, (3 mo. USD LIBOR + 6.60%), 10/20/28(7)(8)	2,000,000	1,711,162
Dryden CLO, Ltd.
Series 2018-55A, Class E, 5.675%, (3 mo. USD LIBOR + 5.40%), 4/15/31(7)(8)	1,000,000	841,681
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 6.142%, (3 mo. USD LIBOR + 5.75%), 8/15/31(7)(8)	2,000,000	1,735,738
Series 2016-42A, Class ER, 5.825%, (3 mo. USD LIBOR + 5.55%), 7/15/30(7)(8)	2,000,000	1,637,110

Security	Principal Amount	Value
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class DR, 2.922%, (3 mo. USD LIBOR + 2.65%), 4/20/31(7)(8)	$5,000,000	$4,504,064
Series 2015-21A, Class ER, 5.522%, (3 mo. USD LIBOR + 5.25%), 4/20/31(7)(8)	4,000,000	3,171,112
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(7)(8)	2,000,000	1,712,656
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 6.272%, (3 mo. USD LIBOR + 6.00%), 1/20/31(7)(8)	3,000,000	2,165,934
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class E, 6.022%, (3 mo. USD LIBOR + 5.75%), 7/20/30(7)(8)	3,000,000	2,492,956
Golub Capital Partners CLO, Ltd.
Series 2020-48A, Class D, 4.073%, (3 mo. USD LIBOR + 3.80%), 4/17/33(7)(8)	3,000,000	2,645,652
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 6.772%, (3 mo. USD LIBOR + 6.50%), 7/18/29(7)(8)	2,900,000	2,478,269
ICG US CLO, Ltd.
Series 2018-2A, Class E, 6.008%, (3 mo. USD LIBOR + 5.75%), 7/22/31(7)(8)	1,000,000	792,901
Invitation Homes Trust
Series 2018-SFR1, Class E, 2.181%, (1 mo. USD LIBOR + 2.00%), 3/17/37(7)(8)	4,692,359	4,578,931
Series 2018-SFR2, Class E, 2.175%, (1 mo. USD LIBOR + 2.00%), 6/17/37(7)(8)	15,061,248	14,667,782
Series 2018-SFR3, Class E, 2.181%, (1 mo. USD LIBOR + 2.00%), 7/17/37(7)(8)	13,000,000	12,660,383
Jamestown CLO XV, Ltd.
Series 2020-15A, Class D, 4.413%, (3 mo. USD LIBOR + 3.65%), 4/15/33(7)(8)	2,000,000	1,950,112
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 3.871%, (3 mo. USD LIBOR + 3.60%), 7/21/30(7)(8)	3,500,000	3,432,224
Series 2015-17A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.50%), 7/21/30(7)(8)	5,000,000	4,208,809
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 6.333%, (3 mo. USD LIBOR + 6.06%), 10/17/30(7)(8)	2,000,000	1,774,463
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 1/20/31(7)(8)	2,000,000	1,862,343
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(7)(8)	1,500,000	1,320,930
Series 2015-1A, Class DR2, 6.624%, (3 mo. USD LIBOR + 6.25%), 5/21/29(7)(8)	2,000,000	1,815,435
Series 2018-1A, Class D, 5.422%, (3 mo. USD LIBOR + 5.15%), 4/18/31(7)(8)	4,000,000	3,392,217
Series 2018-2A, Class D, 5.871%, (3 mo. USD LIBOR + 5.60%), 7/16/31(7)(8)	2,500,000	2,198,184
Pnmac GMSR Issuer Trust
Series 2018-GT1, Class A, 3.022%, (1 mo. USD LIBOR + 2.85%), 2/25/23(7)(8)	5,000,000	4,913,475
Series 2018-GT2, Class A, 2.822%, (1 mo. USD LIBOR + 2.65%), 8/25/25(7)(8)	4,272,000	4,086,568
Recette CLO, Ltd.
Series 2015-1A, Class F, 7.722%, (3 mo. USD LIBOR + 7.45%), 10/20/27(7)(8)	2,000,000	1,510,821
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 6.273%, (3 mo. USD LIBOR + 6.00%), 4/17/30(7)(8)	3,000,000	2,586,258
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 6.225%, (3 mo. USD LIBOR + 5.95%), 7/15/31(7)(8)	3,000,000	2,515,291
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(7)(8)	2,000,000	1,697,240
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.745%, (3 mo. USD LIBOR + 6.50%), 10/25/31(7)(8)	2,000,000	1,746,289
THL Credit Wind River CLO, Ltd.
Series 2013-1A, Class DR, 6.572%, (3 mo. USD LIBOR + 6.30%), 7/20/30(7)(8)	2,037,589	1,427,698
Series 2017-1A, Class E, 6.692%, (3 mo. USD LIBOR + 6.42%), 4/18/29(7)(8)	2,000,000	1,730,793
Upland CLO, Ltd.
Series 2016-1A, Class DR, 6.172%, (3 mo. USD LIBOR + 5.90%), 4/20/31(7)(8)	2,000,000	1,676,971
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 6.522%, (3 mo. USD LIBOR + 6.25%), 7/20/31(7)(8)	2,000,000	1,455,725

Security	Principal Amount	Value
Voya CLO, Ltd.
Series 2013-1A, Class DR, 6.755%, (3 mo. USD LIBOR + 6.48%), 10/15/30(7)(8)	$5,000,000	$4,008,246
Series 2014-1A, Class DR2, 6.272%, (3 mo. USD LIBOR + 6.00%), 4/18/31(7)(8)	2,000,000	1,563,509
Series 2015-3A, Class DR, 6.472%, (3 mo. USD LIBOR + 6.20%), 10/20/31(7)(8)	2,000,000	1,636,492
Series 2018-2A, Class E, 5.525%, (3 mo. USD LIBOR + 5.25%), 7/15/31(7)(8)	1,000,000	804,427
Wellfleet CLO, Ltd.
Series 2020-1A, Class C, 4.882%, (3 mo. USD LIBOR + 3.70%), 4/15/33(7) (8)	3,000,000	2,909,567

Total Asset-Backed Securities (identified cost $205,226,334)		$178,376,677

U.S. Government Guaranteed Small Business Administration Loans(9)(10) — 3.8%
Security	Principal Amount	Value
0.66%, 3/15/30	$2,745,962	$63,991
0.73%, 7/15/31	3,129,525	77,127
0.93%, 5/15/42	1,634,716	55,488
0.98%, 4/15/32	1,530,705	48,918
1.31%, 4/15/42 to 7/15/42	5,910,356	301,524
1.34%, 9/15/41	1,909,564	91,613
1.38%, 6/15/41	3,131,439	146,534
1.48%, 4/15/34	1,161,980	55,977
1.49%, 7/15/36	1,152,163	49,665
1.56%, 7/15/42	2,496,993	144,251
1.59%, 10/21/36	1,267,014	58,657
1.61%, 12/15/41 to 7/15/42	7,414,745	450,673
1.63%, 9/15/41	1,985,036	120,124
1.68%, 4/15/41 to 7/15/41	3,680,097	228,399
1.73%, 10/15/33 to 11/21/41	3,032,926	179,137
1.74%, 5/15/36	3,591,544	178,712
1.81%, 12/21/41 to 11/15/42	7,888,614	526,241
1.84%, 11/9/36 to 2/15/40	3,019,518	168,945
1.86%, 12/28/41 to 6/15/42	18,501,455	1,262,018
1.91%, 2/15/42 to 7/15/42	10,270,909	764,910
1.93%, 7/15/42	1,751,220	127,820
1.96%, 11/29/30 to 8/15/42	5,110,438	358,061
1.98%, 10/15/37	1,056,793	57,747
2.03%, 2/15/42 to 5/15/42	4,713,463	410,799
2.06%, 5/15/42 to 7/15/42	5,101,273	391,912
2.11%, 4/15/33 to 7/15/42	7,150,529	534,960
2.16%, 5/15/42 to 6/15/42	3,975,638	303,429
2.21%, 8/15/42	3,266,953	261,605
2.23%, 1/15/41 to 7/15/41	2,795,495	226,420
2.28%, 11/1/29	1,349,063	85,676
2.31%, 4/15/42 to 7/15/42	5,209,818	480,743
2.36%, 1/16/42 to 6/15/42	18,717,679	1,633,640
2.38%, 6/15/42	1,651,319	141,801
2.39%, 7/15/40	1,415,706	104,511
2.41%, 1/15/38 to 7/15/42	16,553,246	1,475,260
2.43%, 3/15/41 to 1/5/42	3,118,979	273,893
2.46%, 12/15/26 to 8/15/42	13,151,187	1,179,086
2.48%, 2/23/41	1,117,538	102,656
2.56%, 1/15/41 to 7/15/42	3,276,879	326,206
2.59%, 4/15/36	1,394,584	103,828

Security	Principal Amount	Value
2.61%, 6/15/33 to 7/15/42	$7,130,977	$677,484
2.63%, 4/15/41	1,247,645	120,122
2.66%, 3/15/42 to 6/15/42	4,638,456	476,200
2.68%, 4/15/41 to 4/15/42	3,490,509	360,934
2.71%, 5/15/27 to 9/15/42	20,719,646	2,106,688
2.73%, 8/15/42	1,229,931	129,098
2.86%, 5/15/32 to 7/15/42	16,527,620	1,788,101
2.88%, 10/25/41 to 1/7/43(11)	33,361,789	3,662,128
2.89%, 8/15/40	1,032,008	93,372
2.91%, 12/15/41 to 7/15/42	13,106,745	1,500,115
2.93%, 4/15/41 to 7/15/42	4,202,319	431,977
2.95%, 1/15/42 to 3/15/43(11)	20,960,025	2,539,754
2.96%, 2/15/27 to 1/15/43	13,284,226	1,310,899
2.98%, 2/15/41 to 7/15/42	10,062,266	1,220,789
3.03%, 7/15/41 to 6/15/42	2,480,023	280,259
3.11%, 12/15/41 to 8/15/42	8,497,079	962,794
3.13%, 6/15/32	630,064	61,313
3.16%, 5/15/42 to 1/15/43	15,900,331	2,004,571
3.19%, 8/15/39	1,544,578	156,390
3.21%, 12/15/26 to 10/15/42	16,678,676	1,947,713
3.23%, 2/15/41 to 4/15/42	4,431,259	455,590
3.24%, 7/15/28 to 4/15/42	2,724,426	254,395
3.28%, 6/21/26 to 7/15/42	6,514,759	677,989
3.36%, 3/15/42 to 5/15/42	3,133,736	406,033
3.41%, 4/15/42 to 12/15/42	5,700,978	769,186
3.43%, 11/7/39 to 9/15/41	1,566,603	176,001
3.46%, 2/15/27 to 8/15/42	13,584,144	1,444,120
3.48%, 5/15/36 to 7/15/42	3,419,120	426,245
3.53%, 6/15/26 to 8/15/42	3,118,810	312,247
3.61%, 5/15/32 to 6/15/42	10,880,570	1,543,579
3.64%, 8/15/41 to 12/15/41	3,711,687	533,603
3.66%, 5/15/42 to 7/15/42	9,208,805	1,363,753
3.68%, 11/15/31 to 5/15/42	3,954,326	525,677
3.71%, 1/15/24 to 8/15/42	31,576,309	3,491,349
3.73%, 12/15/36 to 1/15/37	3,091,011	336,339
3.78%, 11/15/26 to 6/15/42	8,942,277	1,020,830

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $53,095,751)		$49,120,594

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)	Value
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 6.27%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(8) (12)	$679	$666,953

Total Sovereign Loans (identified cost $677,923)		$666,953

Foreign Government Bonds — 19.9%

Security		Principal Amount (000’s omitted)	Value
Iceland — 3.2%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,278,572	$11,178,329
Republic of Iceland, 6.50%, 1/24/31	ISK	1,622,639	16,326,744
Republic of Iceland, 8.00%, 6/12/25	ISK	1,465,382	13,851,649

Total Iceland			$41,356,722

Indonesia — 0.7%
Indonesia Government Bond, 7.50%, 4/15/40	IDR	74,225,000	$5,149,995
Indonesia Government Bond, 8.375%, 4/15/39	IDR	45,746,000	3,429,070

Total Indonesia			$8,579,065

New Zealand — 6.9%
New Zealand Government Bond, 2.00%, 9/20/25(13)(14)	NZD	44,369	$32,713,211
New Zealand Government Bond, 2.50%, 9/20/35(13)(14)	NZD	621	565,824
New Zealand Government Bond, 3.00%, 9/20/30(13)(14)	NZD	64,209	55,939,026

Total New Zealand			$89,218,061

Peru — 1.7%
Peru Government Bond, 5.94%, 2/12/29(7)(13)	PEN	22,547	$7,661,716
Peru Government Bond, 6.15%, 8/12/32(7)(13)	PEN	37,752	12,688,659
Peru Government Bond, 6.95%, 8/12/31	PEN	5,285	1,895,546

Total Peru			$22,245,921

Russia — 0.8%
Russia Government Bond, 2.50%, 2/2/28(14)	RUB	767,396	$10,313,685

Total Russia			$10,313,685

Serbia — 1.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,240,450	$13,752,150
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,158,228

Total Serbia			$14,910,378

Thailand — 2.5%
Thailand Government Bond, 1.25%, 3/12/28(13)(14)	THB	1,047,279	$31,974,033

Total Thailand			$31,974,033

Ukraine — 2.9%
Ukraine Government Bond, 16.00%, 8/11/21	UAH	151,050	$5,711,352
Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	981,569
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(7)(13)(15)	USD	11,342	10,014,419
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	25,000	894,193
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	255,480	10,323,327

Security		Principal Amount (000’s omitted)	Value
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	9,390,546

Total Ukraine			$37,315,406

Total Foreign Government Bonds (identified cost $241,846,415)			$255,913,271

Foreign Corporate Bonds — 4.2%

Security		Principal Amount (000’s omitted)	Value
Argentina — 0.3%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(7)(16)	USD	1,250	$830,536
Pampa Energia S.A., 7.50%, 1/24/27(13)	USD	600	516,915
Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	1,900	1,802,730

Total Argentina			$3,150,181

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(13)	USD	500	$507,000

Total Belarus			$507,000

Bermuda — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,085	$2,649,312

Total Bermuda			$2,649,312

Brazil — 0.1%
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(13)	USD	1,549	$1,355,715

Total Brazil			$1,355,715

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	1,200	$1,413,060

Total Bulgaria			$1,413,060

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(7)	USD	278	$125,014
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(13)	USD	2,238	1,006,406

Total Canada			$1,131,420

China — 0.2%
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	500	$508,148
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(13)	USD	500	508,750
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(13)	USD	1,300	1,390,063
Times China Holdings, Ltd., 6.25%, 1/17/21(13)	USD	500	502,489

Total China			$2,909,450

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(13)	USD	1,333	$1,076,397

Total Colombia			$1,076,397

Security	Principal Amount (000’s omitted)		Value
El Salvador — 0.2%
AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	2,554	$2,394,107

Total El Salvador			$2,394,107

Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,850	$1,739,000
Silknet JSC, 11.00%, 4/2/24(13)	USD	1,159	1,205,163

Total Georgia			$2,944,163

Iceland — 0.4%
Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,673,362
Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	1,000,169
Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	962,355
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(16)(17)	EUR	900	0
WOW Air HF, 0.00%(16)(17)(18)	EUR	20	0

Total Iceland			$5,635,886

Indonesia — 0.1%
Bayan Resources Tbk PT, 6.125%, 1/24/23(13)	USD	1,660	$1,597,344

Total Indonesia			$1,597,344

Ireland — 0.2%
Aragvi Finance International DAC, 12.00%, 4/9/24(13)	USD	2,000	$2,080,000

Total Ireland			$2,080,000

Kazakhstan — 0.0%(19)
Tengizchevroil Finance Co. International, Ltd., 3.25%, 8/15/30(13)	USD	490	$500,554

Total Kazakhstan			$500,554

Lebanon — 0.0%(19)
BLOM Bank SAL, 7.50%, 5/4/23(13)	USD	800	$357,680

Total Lebanon			$357,680

Mexico — 0.3%
Braskem Idesa SAPI, 7.45%, 11/15/29(13)	USD	2,170	$1,904,175
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	1,962	968,276
Petroleos Mexicanos, 5.95%, 1/28/31(13)	USD	1,500	1,291,958

Total Mexico			$4,164,409

Netherlands — 0.4%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	2,200	$2,057,000
Metinvest BV, 5.625%, 6/17/25(13)	EUR	840	894,736
Metinvest BV, 7.75%, 4/23/23(13)	USD	461	457,579
Metinvest BV, 8.50%, 4/23/26(13)	USD	506	498,709
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,530	1,705,621

Total Netherlands			$5,613,645

Nigeria — 0.2%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(13)	USD	2,000	$2,015,000

Total Nigeria			$2,015,000

Security	Principal Amount (000’s omitted)		Value
Paraguay — 0.1%
Frigorifico Concepcion S.A., 10.25%, 1/29/25(13)	USD	1,700	$1,678,223

Total Paraguay			$1,678,223

Peru — 0.1%
Telefonica del Peru S.A., 7.375%, 4/10/27(13)	PEN	3,500	$1,002,759

Total Peru			$1,002,759

Russia — 0.1%
Petropavlovsk 2016 Ltd., 8.125%, 11/14/22(13)	USD	1,231	$1,295,879

Total Russia			$1,295,879

Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	1,503	$1,519,909

Total Saint Lucia			$1,519,909

Saudi Arabia — 0.2%
Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(13)	USD	550	$485,457
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,500	1,466,685

Total Saudi Arabia			$1,952,142

Singapore — 0.1%
Alam Synergy Pte Ltd., 6.625%, 4/24/22(13)	USD	1,000	$463,370
TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	1,000	859,064

Total Singapore			$1,322,434

Spain — 0.1%
Atento Luxco 1 S.A., 6.125%, 8/10/22(13)	USD	1,517	$1,418,395

Total Spain			$1,418,395

Turkey — 0.0%(19)
QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	530	$539,275

Total Turkey			$539,275

Ukraine — 0.1%
Kernel Holding S.A., 8.75%, 1/31/22(13)	USD	1,500	$1,553,415

Total Ukraine			$1,553,415

United Kingdom — 0.1%
Ellaktor Value PLC, 6.375%, 12/15/24(13)	EUR	1,050	$972,558

Total United Kingdom			$972,558

Uzbekistan — 0.0%(19)
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(13)	UZS	3,000,000	$292,635

Total Uzbekistan			$292,635

Total Foreign Corporate Bonds (identified cost $57,282,868)			$55,042,947

Corporate Bonds & Notes — 0.0%(19)

Security	Principal Amount (000’s omitted)		Value
Oil & Gas — 0.0%(19)
HKN Energy, Ltd., 11.00%, 3/6/24		$500	$497,500

Total Corporate Bonds & Notes (identified cost $500,000)			$497,500

Common Stocks — 0.3%

Security	Shares		Value
Iceland — 0.3%
Arion Banki HF(7)(20)		2,497,017	$1,221,622
Eik Fasteignafelag HF(20)		3,180,300	160,227
Eimskipafelag Islands HF(20)		326,400	343,714
Hagar HF(20)		1,349,100	483,107
Reginn HF(20)		1,843,700	225,757
Reitir Fasteignafelag HF		875,500	333,921
Siminn HF		13,623,900	618,564

Total Iceland			$3,386,912

Total Common Stocks (identified cost $5,902,392)			$3,386,912

Loan Participation Notes — 0.0%(19)

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.0%(19)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(13)(16)(21)	UZS	2,619,000	$264,399
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(13)(16)(21)	UZS	2,952,000	296,486

Total Uzbekistan			$560,885

Total Loan Participation Notes (identified cost $559,668)			$560,885

Closed-End Funds — 1.0%

Security	Shares		Value
BlackRock Multi-Sector Income Trust		156,650	$2,376,380
Nuveen Global High Income Fund		83,400	1,150,086
PGIM Global High Yield Fund, Inc.		430,326	5,671,697
Western Asset High Income Opportunity Fund, Inc.		804,975	3,928,278

Total Closed-End Funds (identified cost $13,337,045)			$13,126,441

Exchange-Traded Funds — 5.0%

Security	Shares	Value
VanEck Vectors Fallen Angel High Yield Bond ETF	2,088,000	$63,976,320

Total Exchange-Traded Funds (identified cost $56,624,096)		$63,976,320

Reinsurance Side Cars — 2.7%

Security	Principal Amount/ Shares	Value
Altair VI Reinsurance(16)(20)(22)(23)	1,000	$214,500
Blue Lotus Re, Ltd.(16)(20)(22)(23)	242	374,999
Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(7)(16)(22)	$7,471	81,381
Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(7)(16)(22)	$8,667	235,218
Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(7)(16)(22)	$5,000	43,189
Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(7)(16)(22)	$95,000	842,992
Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(7)(16)(22)	$9,900,000	10,497,960
Mt. Logan Re, Ltd., Series 13, Preference Shares(16)(20)(22)(23)	10,000	8,967,295
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(16)(20)(22)(23)	2,000	626,059
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(16)(20)(22)(23)	1,829	1,627,143
Sussex Capital, Ltd., Designated Investment Series 5, 5/19(16)(20)(22)(23)	249	37,818
Sussex Capital, Ltd., Designated Investment Series 5, 12/19(16)(20)(22)(23)	791	264,663
Sussex Capital, Ltd., Designated Investment Series 5, 6/20(16)(20)(22)(23)	434	434,117
Sussex Capital, Ltd., Series 5, Preference Shares(16)(20)(22)(23)	6,000	5,828,648
Sussex Re, Ltd., Series 2020A(16)(20)(22)(23)	4,081,939	4,204,397
Versutus Re, Ltd., Series 2019(16)(20)(22)(23)	234,323	259,630

Total Reinsurance Side Cars (identified cost $32,574,324)		$34,540,009

U.S. Treasury Obligations — 3.2%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(24)	$38,833,738	$41,269,630

Total U.S. Treasury Obligations (identified cost $39,223,718)		$41,269,630

Short-Term Investments — 27.5%

Foreign Government Securities — 1.3%

Security	Principal Amount (000’s omitted)		Value
Egypt — 1.3%
Egypt Treasury Bill, 0.00%, 11/3/20	EGP	277,000	$16,876,605

Total Egypt			$16,876,605

Total Foreign Government Securities (identified cost $16,801,656)			$16,876,605

U.S. Treasury Obligations — 0.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/13/20(25)		$7,000	$6,999,859

Total U.S. Treasury Obligations (identified cost $6,999,703)			$6,999,859

Other — 25.7%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(26)		329,816,809	$329,783,827

Total Other (identified cost $329,819,502)			$329,783,827

Total Short-Term Investments (identified cost $353,620,861)			$353,660,291

Total Purchased Options and Swaptions — 0.2% (identified cost $2,944,923)			$2,306,346

Total Investments — 108.1% (identified cost $1,474,003,753)			$1,389,727,282

Total Written Options and Swaptions — (0.1)% (premiums received $806,571)			$(648,800)

Securities Sold Short — (0.4)%

Common Stocks — (0.4)%

Security	Shares		Value
Ashmore Group PLC		(1,119,000)	$(5,724,446)

Total Common Stocks			$(5,724,446)

Total Securities Sold Short (proceeds $7,195,403)			$(5,724,446)

Other Assets, Less Liabilities — (7.6)%			$(97,888,740)

Net Assets — 100.0%			$1,285,465,296

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2020.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(5)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2020.

(6)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $237,494,148 or 18.5% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(11)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2020 of all interest only securities comprising the certificate.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $200,850,068 or 15.6% of the Portfolio’s net assets.

(14)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(19)	Amount is less than 0.05% or (0.05)%, as applicable.

(20)	Non-income producing security.

(21)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(22)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(23)	Restricted security.

(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.24	7/28/21	$1,137,996

Total							$1,137,996

Purchased Interest Rate Swaptions — 0.0%(19)

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 3/5/51 to receive 3-month USD-LIBOR Rate and pay 1.70%	The Toronto-Dominion Bank	$12,500,000	3/3/21	$74,949

Total				$74,949

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Goldman Sachs International	USD	320,000,000	0.74%	7/5/22	$345,978
2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	USD	450,000,000	0.45	6/21/21	747,423

Total						$1,093,401

Written Currency Options — (0.0)%(19)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR/Put USD	Goldman Sachs International	USD	82,000,000	USD	1.33	7/28/21	$(291,264)

Total							$(291,264)

Written Interest Rate Swaptions — (0.0)%(19)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 7/5/32 to pay 3-month USD-LIBOR Rate and receive 0.98%	Goldman Sachs International	USD	17,000,000	6/30/22	$(357,536)

Total					$(357,536)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	23,551,117	USD	27,279,259	8/3/20	$462,795
EUR	11,690,130	USD	13,540,678	8/3/20	229,719
EUR	990,835	USD	1,115,071	8/3/20	52,084
EUR	965,810	USD	1,086,908	8/3/20	50,768

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,012,431	USD	2,330,999	8/3/20	$39,546
EUR	1,956,645	USD	2,307,765	8/3/20	(2,934)
EUR	2,012,431	USD	2,373,562	8/3/20	(3,017)
EUR	11,690,130	USD	13,787,924	8/3/20	(17,528)
EUR	23,551,117	USD	27,777,365	8/3/20	(35,311)
USD	27,777,365	EUR	23,551,117	8/3/20	35,311
USD	13,787,924	EUR	11,690,130	8/3/20	17,528
USD	2,373,562	EUR	2,012,431	8/3/20	3,017
USD	1,168,641	EUR	990,835	8/3/20	1,486
USD	1,139,124	EUR	965,810	8/3/20	1,448
USD	2,266,382	EUR	1,956,645	8/3/20	(38,449)
USD	2,264,760	EUR	2,012,431	8/3/20	(105,785)
USD	13,155,897	EUR	11,690,130	8/3/20	(614,499)
USD	26,504,074	EUR	23,551,117	8/3/20	(1,237,980)
EUR	16,917,608	USD	20,005,071	8/4/20	(76,964)
USD	19,003,278	EUR	16,917,608	8/4/20	(924,829)
NZD	12,856,769	USD	8,558,751	8/5/20	(32,125)
NZD	25,497,061	USD	16,973,394	8/5/20	(63,709)
USD	8,239,746	NZD	12,856,769	8/5/20	(286,880)
USD	16,340,755	NZD	25,497,061	8/5/20	(568,929)
PEN	1,888,918	USD	552,558	8/6/20	(18,072)
USD	12,435,180	PEN	43,128,936	8/6/20	231,476
USD	1,035,605	PEN	3,563,000	8/6/20	27,424
USD	5,211,965	PEN	17,706,607	8/6/20	201,727
USD	4,736,348	PEN	16,090,796	8/6/20	183,319
PHP	154,715,114	USD	3,039,590	8/7/20	108,266
USD	1,020,249	EUR	900,000	8/7/20	(39,972)
USD	5,639,513	EUR	4,974,827	8/7/20	(220,949)
USD	15,896,613	EUR	14,023,000	8/7/20	(622,811)
KRW	12,680,545,233	USD	10,412,837	8/10/20	224,340
KRW	11,591,816,400	USD	9,518,263	8/10/20	205,626
USD	6,741,770	KRW	8,225,296,877	8/10/20	(158,086)
USD	6,737,629	KRW	8,225,296,878	8/10/20	(162,228)
USD	6,389,289	KRW	7,821,767,878	8/10/20	(172,064)
EUR	18,934,884	USD	21,103,610	8/11/20	1,203,968
EUR	16,465,116	USD	18,365,767	8/11/20	1,032,126
USD	38,309,281	EUR	35,326,000	8/11/20	(3,309,009)
AUD	34,556,272	USD	24,204,042	8/12/20	485,379
USD	9,504,036	AUD	13,568,976	8/12/20	(190,590)
NZD	9,190,000	USD	6,001,971	8/17/20	92,974
USD	4,683,366	NZD	7,171,000	8/17/20	(72,548)
NZD	3,184,643	USD	1,907,123	8/19/20	204,985
USD	6,130,397	NZD	10,236,949	8/19/20	(658,917)
USD	2,199,208	ZAR	37,173,000	8/19/20	28,122
USD	539,048	ZAR	9,388,000	8/19/20	(9,258)
ZAR	46,561,000	USD	2,746,427	8/19/20	(27,035)
JPY	46,190,000	USD	431,809	8/20/20	4,617
NZD	4,415,503	USD	2,934,181	8/24/20	(5,728)
USD	33,118,248	NZD	49,838,000	8/24/20	64,653
JPY	9,944,071,606	USD	92,482,439	8/26/20	1,480,263
USD	78,934,863	JPY	8,487,383,518	8/26/20	(1,263,422)
USD	9,719,317	RUB	707,784,000	8/31/20	217,585

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	6,616,101,000	USD	5,532,690	9/2/20	$4,873
USD	20,016,875	EUR	16,917,608	9/2/20	76,588
USD	43,926,365	EUR	37,808,724	9/2/20	(637,668)
USD	16,973,521	NZD	25,497,061	9/3/20	63,129
USD	8,558,815	NZD	12,856,769	9/3/20	31,832
AUD	15,874,000	USD	11,013,540	9/8/20	329,069
USD	28,978,568	AUD	41,767,296	9/8/20	(865,838)
USD	3,615,319	IDR	51,879,831,576	9/8/20	109,971
USD	3,456,941	IDR	49,710,805,820	9/8/20	98,146
JPY	1,693,173,953	USD	15,539,052	9/9/20	462,659
NZD	10,443,000	USD	6,834,839	9/10/20	91,271
USD	9,763,027	NZD	14,917,000	9/10/20	(130,373)
USD	468,076	CAD	635,039	9/18/20	(6,078)
USD	2,514,015	MXN	57,000,000	9/21/20	(31,514)
USD	2,345,132	MXN	53,500,000	9/21/20	(44,092)
USD	64,207	PHP	3,216,000	9/30/20	(1,057)
GBP	36,927,000	USD	46,060,561	10/5/20	2,293,126
GBP	4,427,508	USD	5,522,612	10/5/20	274,943
KRW	8,916,893,104	USD	7,429,073	10/5/20	34,917
CHF	17,373,525	USD	18,543,232	10/8/20	489,031
JPY	1,369,730,135	USD	12,729,479	10/8/20	220,693
NOK	119,380,840	USD	12,701,684	10/8/20	417,542
NZD	3,276,627	USD	2,146,240	10/8/20	26,914
NZD	706,000	USD	462,441	10/8/20	5,799
USD	6,304,408	NOK	59,254,000	10/8/20	(207,245)
USD	10,956,436	NZD	16,727,000	10/8/20	(137,394)
SEK	58,000,799	USD	6,349,815	10/15/20	260,814
KRW	3,182,147,000	USD	2,640,937	10/20/20	22,834

					$(796,184)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,673,642	HUF	3,396,730,000	Bank of America, N.A.	8/4/20	$—	$(223,086)
EUR	2,969,872	HUF	1,058,700,000	BNP Paribas	8/4/20	—	(122,809)
EUR	8,558,636	HUF	3,024,200,000	Standard Chartered Bank	8/4/20	—	(262,308)
EUR	6,197,089	USD	7,173,025	Bank of America, N.A.	8/4/20	126,840	—
EUR	1,873,673	USD	2,144,693	Bank of America, N.A.	8/4/20	62,402	—
EUR	782,954	USD	887,367	Bank of America, N.A.	8/4/20	34,913	—
EUR	19,512	USD	22,585	Bank of America, N.A.	8/4/20	399	—
EUR	23,551,117	USD	27,345,202	BNP Paribas	8/4/20	396,852	—
EUR	14,257,607	USD	16,554,507	BNP Paribas	8/4/20	240,250	—
EUR	16,917,608	USD	20,005,071	BNP Paribas	8/4/20	—	(76,964)
EUR	5,493,041	USD	6,284,561	Citibank, N.A.	8/4/20	185,970	—
EUR	1,209,781	USD	1,400,168	Goldman Sachs International	8/4/20	24,894	—
EUR	1,050,000	USD	1,215,242	Goldman Sachs International	8/4/20	21,607	—
EUR	600,018	USD	694,445	Goldman Sachs International	8/4/20	12,347	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	25,818,651	USD	29,985,136	State Street Bank and Trust Company	8/4/20	$427,961	$—
EUR	1,956,645	USD	2,266,421	State Street Bank and Trust Company	8/4/20	38,410	—
EUR	2,012,431	USD	2,262,556	UBS AG	8/4/20	107,988	—
EUR	289,627	USD	325,625	UBS AG	8/4/20	15,542	—
EUR	63,791	USD	71,719	UBS AG	8/4/20	3,423	—
HUF	2,185,050,000	EUR	6,315,396	Barclays Bank PLC	8/4/20	34,509	—
HUF	2,816,803,000	EUR	7,963,144	BNP Paribas	8/4/20	254,388	—
HUF	2,477,777,000	EUR	6,996,801	BNP Paribas	8/4/20	233,090	—
USD	22,337	EUR	19,512	Bank of America, N.A.	8/4/20	—	(647)
USD	73,837	EUR	63,791	Bank of America, N.A.	8/4/20	—	(1,306)
USD	5,675,023	EUR	4,902,899	Bank of America, N.A.	8/4/20	—	(100,351)
USD	20,005,071	EUR	16,917,608	BNP Paribas	8/4/20	76,964	—
USD	434,122	EUR	367,592	BNP Paribas	8/4/20	1,117	—
USD	29,992,752	EUR	25,818,651	BNP Paribas	8/4/20	—	(420,344)
USD	16,312,057	EUR	14,257,607	Citibank, N.A.	8/4/20	—	(482,701)
USD	674,847	EUR	600,018	Goldman Sachs International	8/4/20	—	(31,945)
USD	1,180,947	EUR	1,050,000	Goldman Sachs International	8/4/20	—	(55,902)
USD	1,360,654	EUR	1,209,781	Goldman Sachs International	8/4/20	—	(64,408)
USD	2,331,039	EUR	2,012,431	State Street Bank and Trust Company	8/4/20	—	(39,505)
USD	13,540,911	EUR	11,690,130	State Street Bank and Trust Company	8/4/20	—	(229,485)
USD	27,279,730	EUR	23,551,117	State Street Bank and Trust Company	8/4/20	—	(462,324)
USD	3,577,893	CNH	25,603,046	Bank of America, N.A.	8/7/20	—	(84,139)
USD	3,579,894	CNH	25,603,046	Goldman Sachs International	8/7/20	—	(82,138)
USD	2,161,911	CNH	15,471,908	UBS AG	8/7/20	—	(51,054)
USD	2,980,007	PHP	151,500,000	Australia and New Zealand Banking Group Limited	8/7/20	—	(102,433)
KRW	28,915,710,000	USD	24,193,925	Australia and New Zealand Banking Group Limited	8/10/20	62,252	—
USD	3,124,964	THB	98,827,000	Standard Chartered Bank	8/10/20	—	(44,215)
USD	19,260,360	THB	618,546,452	Standard Chartered Bank	8/18/20	—	(574,648)
USD	258,195	UAH	7,254,000	Goldman Sachs International	8/21/20	—	(2,376)
USD	2,531,846	THB	78,429,000	Standard Chartered Bank	8/24/20	16,894	—
USD	341,466	UAH	9,643,000	BNP Paribas	8/25/20	—	(4,588)
EUR	8,667,279	HUF	3,024,200,000	Bank of America, N.A.	8/26/20	—	(127,608)
HUF	3,024,200,000	EUR	8,553,219	Standard Chartered Bank	8/26/20	262,027	—
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(568,454)
EUR	4,902,899	USD	5,678,303	Bank of America, N.A.	8/31/20	100,355	—
EUR	63,791	USD	73,879	Bank of America, N.A.	8/31/20	1,306	—
EUR	37,808,724	USD	43,924,285	BNP Paribas	8/31/20	637,856	—
EUR	1,366,381	USD	1,607,577	BNP Paribas	8/31/20	2,867	—
EUR	367,592	USD	434,370	BNP Paribas	8/31/20	—	(1,119)
USD	22,598	EUR	19,512	Bank of America, N.A.	8/31/20	—	(399)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,177,171	EUR	6,197,089	Bank of America, N.A.	8/31/20	$—	$(126,846)
USD	16,563,775	EUR	14,257,607	BNP Paribas	8/31/20	—	(240,534)
USD	27,360,510	EUR	23,551,117	BNP Paribas	8/31/20	—	(397,322)
USD	694,844	EUR	600,018	Goldman Sachs International	8/31/20	—	(12,349)
USD	1,215,941	EUR	1,050,000	Goldman Sachs International	8/31/20	—	(21,611)
USD	1,400,973	EUR	1,209,781	Goldman Sachs International	8/31/20	—	(24,899)
USD	1,582,538	MYR	6,750,000	Barclays Bank PLC	9/15/20	—	(10,655)
USD	258,193	UAH	7,374,000	Bank of America, N.A.	9/21/20	—	(4,981)
THB	97,726,316	USD	3,157,835	Standard Chartered Bank	9/25/20	—	(24,277)
THB	118,647,895	USD	3,828,988	Standard Chartered Bank	9/25/20	—	(24,587)
THB	118,647,895	USD	3,829,204	Standard Chartered Bank	9/25/20	—	(24,804)
THB	118,647,894	USD	3,830,347	Standard Chartered Bank	9/25/20	—	(25,947)
USD	1,877,238	THB	58,032,000	Standard Chartered Bank	9/25/20	16,464	—
USD	3,658,614	THB	114,278,637	Standard Chartered Bank	9/25/20	—	(5,688)
USD	18,935,618	CNH	134,300,000	Citibank, N.A.	10/9/20	—	(201,024)
USD	774,524	UAH	22,376,000	Bank of America, N.A.	10/21/20	—	(19,490)
TRY	5,685,000	USD	760,552	Citibank, N.A.	2/26/21	—	(35,480)
TRY	1,871,500	USD	250,365	Standard Chartered Bank	2/26/21	—	(11,671)
TRY	23,509,000	USD	3,141,537	Standard Chartered Bank	2/26/21	—	(143,173)
TRY	39,155,000	USD	5,236,026	Standard Chartered Bank	2/26/21	—	(242,153)
TRY	39,150,000	USD	5,236,057	Standard Chartered Bank	2/26/21	—	(242,822)
TRY	40,430,500	USD	5,470,767	Standard Chartered Bank	2/26/21	—	(314,216)
USD	6,926,924	TRY	48,333,000	Standard Chartered Bank	2/26/21	762,479	—
USD	5,541,456	TRY	38,572,000	Standard Chartered Bank	2/26/21	621,940	—
USD	5,541,536	TRY	38,582,000	Standard Chartered Bank	2/26/21	620,744	—
USD	3,463,474	TRY	24,222,000	Standard Chartered Bank	2/26/21	374,173	—
USD	13,194	TRY	92,000	Standard Chartered Bank	2/26/21	1,461	—
USD	5,044,942	BHD	1,911,024	Standard Chartered Bank	3/11/21	—	(11,214)
USD	4,204,022	SAR	15,887,000	Standard Chartered Bank	3/11/21	—	(23,965)
USD	6,744,071	BHD	2,554,000	Standard Chartered Bank	3/16/21	—	(12,918)
USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(121,713)
USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	—	(93,093)
TRY	55,096,000	USD	7,173,641	Standard Chartered Bank	5/17/21	—	(424,988)
USD	2,660,846	TRY	21,332,000	Standard Chartered Bank	5/17/21	47,911	—
USD	798,222	TRY	6,303,000	Standard Chartered Bank	5/17/21	26,174	—
USD	532,266	TRY	4,157,000	Standard Chartered Bank	5/17/21	23,080	—
USD	532,225	TRY	4,162,000	Standard Chartered Bank	5/17/21	22,426	—
USD	532,186	TRY	4,175,000	Standard Chartered Bank	5/17/21	20,795	—
USD	532,139	TRY	4,218,000	Standard Chartered Bank	5/17/21	15,481	—
USD	1,330,486	TRY	10,749,000	Standard Chartered Bank	5/17/21	13,852	—
USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(56,881)
USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(33,027)
USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(5,802)
USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(13,806)
USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(76,361)
USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(177,982)
USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(36,057)
USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(60,156)
USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(60,845)
USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(40,804)
USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	—	(59,486)
USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(56,001)

						$5,950,403	$(7,736,884)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	32	Long	9/30/20	$4,036,000	$17,955
U.S. 10-Year Treasury Note	44	Long	9/21/20	6,163,438	52,110
U.S. Long Treasury Bond	244	Long	9/21/20	44,476,625	1,268,982
U.S. Ultra-Long Treasury Bond	8	Long	9/21/20	1,821,500	111,235
Euro-Buxl	(30)	Short	9/8/20	(7,945,513)	(333,760)

					$1,116,522

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(607,835)
EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(628,144)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(631,443)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(2,719,988)
EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,167,111
EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,177,496
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,190,502
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	5,365,165
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(1,073,917)
USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	(688,182)
USD	16,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.84% (pays upon termination)	3/24/30	1,301,722
USD	14,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	488,727

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	$2,279,656
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(3,947,900)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(363,296)
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(375,650)
USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(2,697,944)

							$(763,920)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(1,005,236)

								$ (1,005,236)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	69,760	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	$(524,791)	$—	$(524,791)
CNY	892,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(162,482)	—	(162,482)
EUR	750	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(3,194)	(1)	(3,195)
GBP	26,000	Receives	6-month GBP LIBOR (pays semi-annually)	1.00% (pays semi-annually)	1/9/30	(2,279,477)	—	(2,279,477)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	31,500,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/28/30	$(15,524)	$—	$(15,524)
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	6,127,470	—	6,127,470
MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(973,066)	—	(973,066)
MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(274,201)	—	(274,201)
MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	326,951	—	326,951
NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(9,886,649)	—	(9,886,649)
NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(606,084)	—	(606,084)
NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(757,563)	—	(757,563)
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	936,032	—	936,032
SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	492,940	—	492,940
SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	511,879	—	511,879
SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	767,819	—	767,819

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	$1,159,477	$—	$1,159,477
SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	95,484	—	95,484
SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	108,980	—	108,980
SGD	5,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	118,357	—	118,357
SGD	16,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	353,994	—	353,994
SGD	3,300	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	71,632	—	71,632
USD	2,010	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(7,884)	—	(7,884)
USD	555	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/25/23	(1,303)	—	(1,303)
USD	1,755	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/26/23	(3,864)	—	(3,864)
USD	320	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	(516)	—	(516)
USD	360	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	(618)	—	(618)
USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	2,656,797	—	2,656,797

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	$3,040,331	$—	$3,040,331
USD	332	Receives	3-month USD-LIBOR (pays quarterly)	0.44% (pays semi-annually)	6/12/25	(3,096)	—	(3,096)
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	(5,551)	—	(5,551)
USD	1,316	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	6/23/25	(7,501)	—	(7,501)
USD	1,180	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	(4,016)	—	(4,016)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	6/4/27	(9,635)	—	(9,635)
USD	34,731	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	5,758,812	—	5,758,812
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(5,117,559)	(101,767)	(5,219,326)
USD	10,766	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(5,022,909)	—	(5,022,909)
USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(121,695)	—	(121,695)
USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(93,440)	—	(93,440)
USD	6,770	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	374,041	—	374,041
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	(33,438)	—	(33,438)
USD	5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.18% (pays semi-annually)	6/10/50	(558,029)	—	(558,029)
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	(372,578)	—	(372,578)
USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	386,716	—	386,716

Total						$(3,558,951)	$(101,768)	$(3,660,719)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	38,843	Pays	3-month MYR KLIBOR (pays quarterly)	2.09% (pays quarterly)	5/15/25	$83,782
BNP Paribas	MYR	89,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	1,112,355
BNP Paribas	MYR	26,250	Pays	3-month MYR KLIBOR (pays quarterly)	2.09% (pays quarterly)	5/15/25	56,620
Citibank, N.A.	MYR	56,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	701,295
Goldman Sachs International	RUB	1,539,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	1,490,910
Goldman Sachs International	RUB	785,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	121,996
Goldman Sachs International	RUB	706,636	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	39,544
JPMorgan Chase Bank, N.A.	MYR	40,570	Pays	3-month MYR KLIBOR (pays quarterly)	2.45% (pays quarterly)	3/4/25	252,497
Standard Chartered Bank	MYR	72,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	900,160

							$4,759,159

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$28,823	1.00% (pays quarterly)(1)	6/20/25	$(616,898)	$(183,916)	$(800,814)
Mexico	1,330	1.00% (pays quarterly)(1)	6/20/25	25,451	(114,314)	(88,863)
Turkey	24,617	1.00% (pays quarterly)(1)	6/20/25	4,683,475	(4,824,817)	(141,342)

Total				$4,092,028	$(5,123,047)	$(1,031,019)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Volatility Swaps

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Volatility*	Volatility Strike	Maturity Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	iShares MSCI Emerging Markets Index	$170	Receives	23.00%	9/18/20	$3,566,846
Citibank, N.A.	S&P 500 Index	170	Pays	21.50	9/18/20	(3,794,409)

						$(227,563)

*

Portfolio will pay or receive the volatility of the reference entity depending on whether the realized volatility of the reference entity exceeds or is less than the strike. For contracts where the Portfolio has elected to receive the volatility of the reference entity, it will receive a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will make a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike. For contracts where the Portfolio has elected to pay the volatility of the reference entity, it will make a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will receive a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike.

Abbreviations:

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2020 were $1,929,379 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2020, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the fiscal year to date ended July 31, 2020, the Portfolio entered into equity index options, total return swaps and volatility swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At July 31, 2020, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Altair VI Reinsurance	12/29/17	1,000	$2,670,333	$214,500
Blue Lotus Re, Ltd.	12/20/17	242	—	374,999
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	7,231,214	8,967,295
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	626,059
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,627,143
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	37,818
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	264,663
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	354,368	434,117
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,759,530	5,828,648
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	3,728,940	4,204,397
Versutus Re, Ltd., Series 2019	1/21/20	234,323	158,913	259,630

Total Restricted Securities			$22,558,187	$22,839,269

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $329,783,827, which represents 25.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$132,568,586	$1,106,262,796	$(908,903,857)	$(97,718)	$(45,980)	$329,783,827	$966,586	329,816,809

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Collateralized Mortgage Obligations	$—	$133,301,130		$—	$133,301,130
Mortgage Pass-Throughs	—	189,106,611		—	189,106,611
Commercial Mortgage-Backed Securities	—	14,874,765		—	14,874,765
Asset-Backed Securities	—	178,376,677		—	178,376,677
U.S. Government Guaranteed Small Business Administration Loans	—	49,120,594		—	49,120,594
Sovereign Loans	—	666,953		—	666,953
Foreign Government Bonds	—	255,913,271		—	255,913,271
Foreign Corporate Bonds	—	54,212,411		830,536	55,042,947
Corporate Bonds & Notes	—	497,500		—	497,500
Common Stocks	—	3,386,912	*	—	3,386,912
Loan Participation Notes	—	—		560,885	560,885
Closed-End Funds	13,126,441	—		—	13,126,441
Exchange-Traded Funds	63,976,320	—		—	63,976,320
Reinsurance Side Cars	—	—		34,540,009	34,540,009
U.S. Treasury Obligations	—	41,269,630		—	41,269,630
Short-Term Investments —
Foreign Government Securities	—	16,876,605		—	16,876,605
U.S. Treasury Obligations	—	6,999,859		—	6,999,859
Other	—	329,783,827		—	329,783,827
Purchased Currency Options	—	1,137,996		—	1,137,996
Purchased Interest Rate Swaptions	—	74,949		—	74,949
Purchased Call Options	—	1,093,401		—	1,093,401
Total Investments	$77,102,761	$1,276,693,091		$35,931,430	$1,389,727,282

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$18,155,106	$—	$18,155,106
Futures Contracts	1,450,282	—	—	1,450,282
Swap Contracts	—	49,293,022	—	49,293,022
Total	$78,553,043	$1,344,141,219	$35,931,430	$1,458,625,692

Liability Description
Securities Sold Short	$—	$(5,724,446)	$—	$(5,724,446)
Written Currency Options	—	(291,264)	—	(291,264)
Written Interest Rate Swaptions	—	(357,536)	—	(357,536)
Forward Foreign Currency Exchange Contracts	—	(20,737,771)	—	(20,737,771)
Futures Contracts	(333,760)	—	—	(333,760)
Swap Contracts	—	(45,997,505)	—	(45,997,505)
Total	$(333,760)	$(73,108,522)	$—	$(73,442,282)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating–Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars	Total
Balance as of October 31, 2019	$1,561,925	$—	$—	$40,437,548	$41,999,473
Realized gains (losses)	(28,391)	—	—	(1,931,845)	(1,960,236)
Change in net unrealized appreciation (depreciation)	24,124	(428,309)	1,217	2,327,875	1,924,907
Cost of purchases	—	—	560,031	16,191,955	16,751,986
Proceeds from sales, including return of capital	(1,557,658)	—	—	(22,485,524)	(24,043,182)
Accrued discount (premium)	—	—	(363)	—	(363)
Transfers to Level 3(1)	—	1,258,845	—	—	1,258,845
Transfers from Level 3	—	—	—	—	—

Balance as of July 31, 2020	$—	$830,536	$560,885	$34,540,009	$35,931,430

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2020	$—	$(428,309)	$1,217	$2,448,032	$2,020,940

(1)	Investments transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations and matrix pricing.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.